Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 2,719	$ 2,672	$ 1,547
Fair value of liabilities	2,719	2,672	1,547
Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		425	334
Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	26		142
Fair value of liabilities	8,642	12,343	2,505
Fair Value, Inputs, Level 1 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	2,719	2,672	1,547
Fair value of liabilities	2,719	2,672	1,547
Fair Value, Inputs, Level 2 | Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		425	334
Fair Value, Inputs, Level 2 | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	26		142
Fair value of liabilities	$ 8,642	$ 12,343	$ 2,505